SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	Dec. 31, 2020 Rp / $ Rp / $ Rp / RM Rp / MOP$ Rp / ¥ Rp / $ Rp / € Rp / $ Rp / $	Dec. 31, 2019 Rp / $ Rp / $ Rp / RM Rp / MOP$ Rp / ¥ Rp / $ Rp / € Rp / $ Rp / $
Buy | USD
Foreign currency translations
Foreign currency translations	14,040	13,880
Buy | Australian dollar
Foreign currency translations
Foreign currency translations	10,738	9,724
Buy | Singapore dollar
Foreign currency translations
Foreign currency translations	10,591	10,312
Buy | New Taiwan dollar
Foreign currency translations
Foreign currency translations	499.61	463.73
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	17,209	15,559
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	135.91	127.76
Buy | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,477	3,390
Buy | Macau patacas
Foreign currency translations
Foreign currency translations | Rp / MOP$	1,756	1,729
Buy | Hong Kong dollar
Foreign currency translations
Foreign currency translations	1,811	1,782
Sell | USD
Foreign currency translations
Foreign currency translations	14,060	13,885
Sell | Australian dollar
Foreign currency translations
Foreign currency translations	10,756	9,729
Sell | Singapore dollar
Foreign currency translations
Foreign currency translations	10,607	10,317
Sell | New Taiwan dollar
Foreign currency translations
Foreign currency translations	500.46	464.65
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	17,239	15,571
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	136.15	127.82
Sell | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,485	3,394
Sell | Macau patacas
Foreign currency translations
Foreign currency translations | Rp / MOP$	1,761	1,731
Sell | Hong Kong dollar
Foreign currency translations
Foreign currency translations	1,814	1,783